Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases
8.	Leases
Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets under both finance and operating leases.
(1)	Lease cost
The components of lease cost are as follows:

Yen in millions
Fiscal year ended March 31
2020
Finance Lease cost
Amortization of right-of-use assets	10,077
Interest on lease liabilities	1,266

Total finance lease cost	11,343
Operating lease cost	76,863
Short-term lease cost	20,620
Variable lease cost	141
Sublease income	(3,860)

Total lease cost	105,107

(2)	Supplemental consolidated balance sheet information related to leases
Supplemental consolidated balance sheet information related to leases is as follows:

Yen in millions
March 31
2020
Finance leases
Current portion of long-term debt	9,240
Long-term debt	29,843

Total finance lease liabilities	39,083

Weighted average remaining lease term
Operating leases	9.91 years
Finance leases	8.61 years

Weighted average discount rate
Operating leases	3.147%
Finance leases	2.338%
(3)	Rental payments and sublease rentals under operating leases
The minimum rental payments required under operating leases that have initial or remaining noncancelable
lease terms in excess of one year at March
31
,
2019
are as follows:

Fiscal year ending March 31	Yen in millions
2020	58,901
2021	48,823
2022	34,726
2023	25,355
2024	22,152
Later fiscal years	78,507

Total minimum future rentals	268,464

Rental expenses under operating leases for the fiscal years ended March 31, 2018 and 2019 were 77,950 million yen and 71,516 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2018 and 2019 were 1,325 million yen and 1,013 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2019 were 1,598 million yen.
(4)	Maturities of lease liabilities
Maturities of lease liabilities
as of March 31, 2020
are as follows:

	Yen in millions
Fiscal year ending March 31	Operating leases	Finance leases
2021	76,469	10,213
2022	69,606	7,323
2023	55,648	5,990
2024	40,303	4,689
2025	30,664	3,163
Later fiscal years	152,275	23,088

Total lease payments	424,965	54,466
Less imputed interest	41,187	15,383

Total	383,778	39,083

(5)	Other information
Other information related to leases is as follows:

Yen in millions
Fiscal year ended March 31
2020
Cash paid for amounts included in the measurement of lease liabilities
Payments for operating leases, included in cash flows from operating activities	71,612
Payments for finance leases, included in cash flows from financing activities	33,088
Right-of-use assets obtained in exchange for new operating lease liabilities	124,380